Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$196,892,304.37	0.4699100	$178,202,394.08	0.4253040	$18,689,910.28
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$415,192,304.37	0.3544714	$396,502,394.08	0.3385148	$18,689,910.28

Weighted Avg. Coupon (WAC)	4.55%		4.56%
Weighted Avg. Remaining Maturity (WARM)	36.27		35.39
Pool Receivables Balance	$489,576,896.44		$467,062,435.98
Remaining Number of Receivables	46,293		45,404

Adjusted Pool Balance	$477,968,468.88		$456,108,924.69

III. COLLECTIONS

Principal:
Principal Collections	$21,793,902.17
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$497,448.71
Total Principal Collections	$22,291,350.88

Interest:
Interest Collections	$1,802,260.69
Late Fees & Other Charges	$35,766.92
Interest on Repurchase Principal	$-
Total Interest Collections	$1,838,027.61

Collection Account Interest	$2,630.82
Reserve Account Interest	$811.05
Servicer Advances	$-

Total Collections	$24,132,820.36

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$24,132,820.36
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$24,132,820.36
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$407,980.75		$407,980.75	$407,980.75
Collection Account Interest					$2,630.82
Late Fees & Other Charges					$35,766.92
Total due to Servicer					$446,378.49

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$159,154.61		$159,154.61
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$455,678.78		$455,678.78	$455,678.78

Available Funds Remaining:					$23,230,763.09

3. Principal Distribution Amount:					$18,689,910.28

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,689,910.28
Class A-4 Notes				$-
Class A Notes Total:		18,689,910.28		$18,689,910.28
Total Noteholders Principal				$18,689,910.28

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,540,852.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,608,427.56
Beginning Period Amount	$11,608,427.56
Current Period Amortization	$654,916.27
Ending Period Required Amount	$10,953,511.29
Ending Period Amount	$10,953,511.29
Next Distribution Date Required Amount	$10,320,394.20

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$62,776,164.51	$59,606,530.61	$59,606,530.61
Overcollateralization as a % of Adjusted Pool	13.13%	13.07%	13.07%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.48%	44,713	98.18%	$458,546,019.74
30 - 60 Days	1.20%	543	1.43%	$6,701,814.07
61 - 90 Days	0.27%	121	0.32%	$1,479,861.66
91 + Days	0.06%	27	0.07%	$334,740.51
		45,404		$467,062,435.98
Total
Delinquent Receivables 61 + days past due	0.33%	148	0.39%	$1,814,602.17
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	134	0.35%	$1,736,293.90
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	145	0.37%	$1,903,051.16
Three-Month Average Delinquency Ratio	0.31%		0.37%

Repossession in Current Period		28		$403,322.16
Repossession Inventory		47		$240,175.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$720,558.29
Recoveries				$(497,448.71)
Net Charge-offs for Current Period				$223,109.58

Beginning Pool Balance for Current Period				$489,576,896.44

Net Loss Ratio				0.55%
Net Loss Ratio for 1st Preceding Collection Period				0.93%
Net Loss Ratio for 2nd Preceding Collection Period				0.32%
Three-Month Average Net Loss Ratio for Current Period				0.60%

Cumulative Net Losses for All Periods				$7,708,098.80
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$2,483,523.70
Number of Extensions				183

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